Property and Equipment - Summary of the Details of Property and Equipment Provided (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Related amount	₩ 8,437,703	₩ 7,316,298
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	11,320	11,644
Secured amount	₩ 15,412	₩ 15,502
Related line item	Borrowings	Borrowings
Related amount	₩ 3,272	₩ 3,072
Secured party	Industrial Bank of Korea, Korea Development Bank	Industrial Bank of Korea, Korea Development Bank
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount		₩ 4,142
Secured amount		₩ 249
Related line item		Deposits
Related amount		₩ 249
Secured party		K Bank